INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Summary of income tax provision (benefit)

The income tax provision (benefit) for the years ended December 31, 2014 and 2013 are as follows:

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

Federal:
Current	$ -	$ -
Deferred	(1,265,000)	(1,321,000)

State:
Current	-	-
Deferred	-	-
	(1,265,000)	(1,321,000)
Change in valuation allowance	1,265,000	1,321,000
Income tax provision (benefit)	$ -	$ -

Summary of effects of temporary differences that give rise to significant portions of the deferred tax assets

The effects of temporary differences that give rise to significant portions of the deferred tax assets as of December 31, 2014 and 2013 are as follows:

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

Deferred tax assets:
Ney operating loss carryforwards	$ 10,433,000	$ 9,174,000
Stock-based compensation	$ 1,871,000	$ 1,866,000
Technology licensing fee	167,000	167,000
Total deferred tax assets	12,471,000	11,207,000
Valuation allowance	(12,471,000)	(11,207,000)
Deferred tax assets, net of valuation allowance	$ -	$ -

Summary of expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with the actual tax provision (benefit)

For the years ended December 31, 2014 and 2013, the expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with the actual tax provision (benefit) as follows:

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013

U.S. federal statutory rate	$ (10,449,000)	$ (1,881,000)

Permanent differences
- Non-cash loss on extinguishment of debt	9,122,000	893,000
-Other permanent differences	62,000	(334,000)
Change in valuation allowance	1,265,000	1,322,000
Income tax provision (benefit)	$ -	$ -